Employees and directors, Additional Share Grants (Details) £ / shares in Units, $ in Millions		12 Months Ended			18 Months Ended
		Oct. 31, 2019 USD ($) shares yr	Oct. 31, 2019 GBP (£) shares yr £ / shares	Apr. 30, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares yr	Oct. 31, 2018 £ / shares	Oct. 31, 2019 shares £ / shares	Oct. 31, 2018 shares £ / shares	Apr. 30, 2017 shares £ / shares
Number of Options [Abstract]
Exercised (in shares)		(14,533,973)	(14,533,973)	(8,607,889)	(18,156,060)
Outstanding at ending period (in shares)		1,192,000	1,192,000
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share) | £ / shares			£ 22.81			£ 18.35
Expected volatility		28.00%	28.00%
Expected dividend yield		2.85%	2.85%
Expected option life | yr					1.96
Annual risk-free interest rate		0.43%	0.43%
Share based payment, range of exercise price [Abstract]
Number of options (in shares)		1,192,000	1,192,000				1,192,000
Additional share grants [Abstract]
Number of options vested (in shares)		460,917,000	460,917,000
Share based compensation charge | $		$ 68.8		$ 31.5	$ 64.3
Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility					28.00%
Expected dividend yield					3.26%
Expected option life | yr		1.75	1.75
Annual risk-free interest rate					0.43%
Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility					31.00%
Expected dividend yield					5.29%
Expected option life | yr		1.78	1.78
Annual risk-free interest rate					0.84%
Additional Share Grants [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares)		10,489,000	10,489,000		3,262,000
Granted (in shares)		458,000	458,000		13,115,000
Exercised (in shares)		(2,601,000)	(2,601,000)		(200,000)
Lapsed (in shares)		(4,670,000)	(4,670,000)		(2,412,000)
Cancelled (in shares)		0	0		(3,276,000)
Outstanding at ending period (in shares)		3,676,000	3,676,000	3,262,000	10,489,000
Exercisable at ending period (in shares)							461,000	3,062,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares			£ 0			0
Granted (in pounds per share) | £ / shares			0			0
Exercised (in pounds per share) | £ / shares			0			0
Lapsed (in pounds per share) | £ / shares			0			0
Forfeited (in pounds per share) | £ / shares			0			0
Outstanding at period end (in pounds per share) | £ / shares			0			0
Exercisable at ending period (in pounds per share) | £ / shares			£ 0			0
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)		0	0		3,276,000
Number of shares replacement (in shares)		458,000	458,000		13,115,000
Share based payment, range of exercise price [Abstract]
Weighted average exercise price (in pounds per share) | £ / shares			£ 0			0	£ 0	£ 0	£ 0
Number of options (in shares)		3,676,000	3,676,000	3,262,000	3,262,000		3,676,000	10,489,000	3,262,000
Weighted average remaining contractual life (in years)		7 years 3 months 18 days	7 years 3 months 18 days		5 years 6 months
Additional share grants [Abstract]
Share based compensation charge | $		$ 30.6			$ 45.6
Defined benefit plan, amount charged to consolidated statement of comprehensive income of national insurance | $		$ 1.7			$ 2.5
Additional Share Grants [Member] | Monte-Carlo simulation model [Member]
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share) | £ / shares			£ 0.54			4.80
Additional Share Grants [Member] | The Attachmate Group, Inc. [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares)		3,062,000	3,062,000		3,262,000
Granted (in shares)		0	0		0
Exercised (in shares)		(2,601,000)	(2,601,000)		(200,000)
Lapsed (in shares)		0	0		0
Cancelled (in shares)		0	0		0
Outstanding at ending period (in shares)		461,000	461,000	3,262,000	3,062,000
Exercisable at ending period (in shares)							461,000	3,062,000
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)		0	0		0
Number of shares replacement (in shares)		0	0		0
Share based payment, range of exercise price [Abstract]
Number of options (in shares)		461,000	461,000	3,262,000	3,262,000		461,000	3,062,000	3,262,000
Additional share grants [Abstract]
Performance condition one		0% if the Shareholder Return percentage (as defined below) is 50% or less;	0% if the Shareholder Return percentage (as defined below) is 50% or less;
Performance condition two		100% if the Shareholder Return percentage is 100% or more; and	100% if the Shareholder Return percentage is 100% or more; and
Performance condition three		A percentage determined on a straight line basis between (i) and (ii) above.	A percentage determined on a straight line basis between (i) and (ii) above.
Performance condition return calculated by deducting (in pounds per share) | £			£ 8.19425
Duration of performance condition return calculated by deducting		20 days	20 days
Additional Share Grants [Member] | HPE Software Business [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares)		7,427,000	7,427,000		0
Granted (in shares)		458,000	458,000		13,115,000
Exercised (in shares)		0	0		0
Lapsed (in shares)		(4,670,000)	(4,670,000)		(2,412,000)
Cancelled (in shares)		0	0		(3,276,000)
Outstanding at ending period (in shares)		3,215,000	3,215,000	0	7,427,000
Exercisable at ending period (in shares)							0	0
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)		0	0		3,276,000
Number of shares replacement (in shares)		458,000	458,000		13,115,000
Share based payment, range of exercise price [Abstract]
Number of options (in shares)		3,215,000	3,215,000	0	0		3,215,000	7,427,000	0
Additional share grants [Abstract]
Performance condition one		0% if the Shareholder Return percentage (as defined below) is 50% or less;	0% if the Shareholder Return percentage (as defined below) is 50% or less;
Performance condition two		100% if the Shareholder Return percentage is 100% or more; and	100% if the Shareholder Return percentage is 100% or more; and
Performance condition three		A percentage determined on a straight line basis between (i) and (ii) above.	A percentage determined on a straight line basis between (i) and (ii) above.
Performance condition return calculated by deducting (in pounds per share) | £			£ 18.1775
Duration of performance condition return calculated by deducting		20 days	20 days
Duration of ordinary shares will remain exercisable		84 months	84 months
Number of options lapsed, condition one (in shares)		1,234,454	1,234,454
Number of options lapsed, condition two (in shares)		3,435,000	3,435,000
Additional Share Grants [Member] | Range One [Member]
Number of Options [Abstract]
Outstanding at beginning period (in shares)		10,489,000	10,489,000
Outstanding at ending period (in shares)		3,676,000	3,676,000		10,489,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares			£ 0
Outstanding at period end (in pounds per share) | £ / shares			0			0
Share based payment, range of exercise price [Abstract]
Range of exercise price (in dollars per share) | £ / shares							£ 0.00
Weighted average exercise price (in pounds per share) | £ / shares			£ 0			£ 0	£ 0	£ 0
Number of options (in shares)		10,489,000	10,489,000		10,489,000		3,676,000	10,489,000
Weighted average remaining contractual life (in years)		7 years 3 months 18 days	7 years 3 months 18 days		5 years 6 months
Additional Share Grants [Member] | Brian McArthur-Muscroft [Member] | HPE Software Business [Member]
Number of Options [Abstract]
Granted (in shares)		338,000	338,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)		338,000	338,000
Additional Share Grants [Member] | Kevin Loosemore [Member]
Number of Options [Abstract]
Cancelled (in shares)					(1,100,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)					1,100,000
Additional Share Grants [Member] | Stephen Murdoch [Member]
Number of Options [Abstract]
Cancelled (in shares)					(500,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)					500,000
Additional share grants [Abstract]
Increase in number of share options granted in share-based payment arrangement		447,000	447,000
Additional Share Grants [Member] | Chris Kennedy [Member]
Number of Options [Abstract]
Cancelled (in shares)	[1]				(500,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)	[1]				500,000
Additional share grants [Abstract]
Increase in number of share options granted in share-based payment arrangement		176,000	176,000
Additional Share Grants [Member] | Mike Phillips [Member]
Number of Options [Abstract]
Cancelled (in shares)	[1]				(676,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)	[1]				676,000
Additional Share Grants [Member] | Nils Brauckmann [Member]
Number of Options [Abstract]
Cancelled (in shares)	[1]				(500,000)
Number of Granted and Cancelled shares [Abstract]
Number of shares granted and cancelled (in shares)	[1]				500,000
New Additional Share Grants [Member]
Number of Options [Abstract]
Granted (in shares)					3,899,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)					3,899,000
New Additional Share Grants [Member] | Kevin Loosemore [Member]
Number of Options [Abstract]
Granted (in shares)					1,100,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)					1,100,000
New Additional Share Grants [Member] | Stephen Murdoch [Member]
Number of Options [Abstract]
Granted (in shares)					947,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)					947,000
New Additional Share Grants [Member] | Chris Kennedy [Member]
Number of Options [Abstract]
Granted (in shares)	[1]				676,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)	[1]				676,000
New Additional Share Grants [Member] | Mike Phillips [Member]
Number of Options [Abstract]
Granted (in shares)	[1]				676,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)	[1]				676,000
New Additional Share Grants [Member] | Nils Brauckmann [Member]
Number of Options [Abstract]
Granted (in shares)	[1]				500,000
Number of Granted and Cancelled shares [Abstract]
Number of shares replacement (in shares)	[1]				500,000

[1]	These ASG options awarded to Chris Kennedy (all), Nils Brauckmann (all) and Mike Phillips (partial) lapsed as a result of their resignations and subsequent leaving employment.